Document And Entity Information	Oct. 20, 2026
Document Information [Line Items]
Entity, Registrant Name	JAKKS PACIFIC, INC.
Document, Type	8-K
Document, Period End Date	Oct. 20, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35448
Entity, Tax Identification Number	95-4527222
Entity, Address, Address Line One	2951 28th Street
Entity, Address, City or Town	Santa Monica
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90405
City Area Code	424
Local Phone Number	268-9444
Title of 12(b) Security	Common Stock
Trading Symbol	JAKK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001009829